DEBT (Tables)	12 Months Ended
Dec. 31, 2015
DEBT
Outstanding debt

        Outstanding debt, net of debt issuance costs, of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2015	2014
Senior Credit Facilities:
Term loans	$2,454	$2,468
Amounts outstanding under A/R programs	215	229
Senior notes	1,850	1,582
Senior subordinated notes	—	526
Variable interest entities	151	207
Other	125	109

Total debt—excluding debt to affiliates	$4,795	$5,121

Total current portion of debt	$170	$267
Long-term portion	4,625	4,854

Total debt—excluding debt to affiliates	$4,795	$5,121

Total debt—excluding debt to affiliates	$4,795	$5,121
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	698	656

Total debt	$5,593	$5,877

Schedule of Senior Credit Facilities

        As of December 31, 2015, our Senior Credit Facilities consisted of our Revolving Facility, our extended term loan B facility ("Extended Term Loan B"), our extended term loan B facility—series 2 ("Extended Term Loan B—Series 2"), our 2015 extended term loan B facility ("2015 Extended Term Loan B"), our 2014 new term loan facility ("2014 New Term Loan"), and Term Loan C as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Unamortized Discounts and Debt Issuance Costs		Carrying Value		Interest Rate(3)	Maturity
Revolving Facility	$625	$—	(1)	$—	(1)	$—	(1)	USD LIBOR plus 2.75%	2017
Extended Term Loan B	NA	312			1	311		USD LIBOR plus 2.75%	2017
Extended Term Loan B—Series 2	NA	192		—		192		USD LIBOR plus 3.00%	2017
2015 Extended Term Loan B	NA	773		(5)		768		USD LIBOR plus 3.00%	2019
2014 New Term Loan	NA	1,188		(55)		1,133		USD LIBOR plus 3.00%(2)	2021
Term Loan C	NA	50		—		50		USD LIBOR plus 2.25%	2016

(1)

We had no borrowings outstanding under our Revolving Facility; we had approximately $15 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)	The 2014 New Term Loan is subject to a 0.75% LIBOR floor.
(3)

The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2015, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

Schedule of A/R Programs

Information regarding our A/R Programs as of December 31, 2015 was as follows (monetary amounts in millions):

Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)
U.S. A/R Program	March 2018	$250	$90(3)	Applicable rate plus 0.95%
EU A/R Program	March 2018	€225 (approximately $246)	€114 (approximately $125)	Applicable rate plus 1.10%

(1)

The amount of actual availability under our A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)	Applicable rate for our U.S. A/R Program is defined by the lender as USD LIBOR. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.
(3)	As of December 31, 2015, we had approximately $7 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

Summary of outstanding notes

        As of December 31, 2015, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding	Unamortized Discounts and Debt Issuance Costs
2020 Senior Notes	November 2020	4.875%	$650 ($646 carrying value)	$(4)
2021 Senior Notes	April 2021	5.125%	€445 (€443 carrying value ($484))	$(2)
2022 Senior Notes	November 2022	5.125%	$400 ($396 carrying value)	$(4)
2025 Senior Notes	April 2025	4.25%	€300 (€297 carrying value ($324))	$(4)

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the years ended December 31, 2015 and 2014, we redeemed or repurchased the following notes (dollars in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
September 2015	2021 Senior Subordinated Notes	$195	$204	$7
April 2015	2021 Senior Subordinated Notes	289	311	20
January 2015	2021 Senior Subordinated Notes	37	40	3
December 2014	2021 Senior Subordinated Notes	8	9	—
November 2014	2020 Senior Subordinated Notes	350	374	28

Scheduled maturities of our debt (excluding debt to affiliates)

        The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2015 are as follows (dollars in millions):

Year ending December 31,
2016	$170
2017	546
2018	269
2019	786
2020	693
Thereafter	2,331

$4,795